Stock-based compensation expense (Details 1) - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Compensation Related Costs [Abstract]
Beginning Balance	600,000
Exercisable Beginning Balance
Granted		600,000
Granted		$ 0.5
Forfeited
Beginning Balance	$ 0.5
Exercised	(300,000)
Exercised	$ 0.5
Ending Balance	300,000	600,000
Ending Balance	$ 0.5	$ 0.5
Weighted Average Remaining Contractual Term in Years	5 years 4 months 24 days
Exercisable Ending balance